Commitments and Contingencies - Capital commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Capital Commitments
Capital Commitments
Capital commitments contracted	¥ 5,813,823	¥ 5,199,817